Net Loss Per Share of Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share of Common Share
Schedule of computation of basic and dilutive net loss per share

	For the three months ended
	March 31,
	2026	2025
Numerator:
Net loss	$(10,503)	$(6,252)
Denominator:
Weighted-average shares outstanding, basic and diluted	105,861,986	63,170,918
Net loss per share, basic and diluted	$(0.10)	$(0.10)

	For the year ended
	December 31,
	2025	2024
Numerator:
Net loss	$(28,016,641)	$(11,485,410)
Denominator:
Weighted-average shares outstanding, basic and diluted	71,646,985	60,414,175
Net loss per share, basic and diluted	$(0.39)	$(0.19)

Schedule of potentially dilutive securities

	For the three months ended
	March 31,
	2026	2025
Stock options	17,550,369	19,198,254
RSUs	1,232,794	—
Warrants (public and private)	30,276,119	12,670,143
Total	49,059,282	31,868,397

	For the year ended
	December 31,
	2025	2024
Stock options	17,691,184	18,951,539
RSUs	1,232,794	—
Warrants (public and private)	30,276,119	7,759,535
Total	49,200,097	26,711,074